Hull Tactical US ETF
Schedule of Investments
January 31, 2025 (Unaudited)
Exchange-Traded Funds — 43.32% Shares Fair Value
Alpha Architect 1-3 Month Box ETF 35,787 $ 3,964,126
SPDR S&P 500 ETF Trust
(a)(b)
46,158 27,778,808
TOTAL  EXCHANGE-TRADED FUNDS
  (Cost $26,288,344) 31,742,934
U.S. GOVERNMENT & AGENCIES
(c)(d)
— 25.39%
Principal
Amount
United States Treasury Bill, 4.49%, 2/13/2025 $ 4,000,000 3,995,275
United States Treasury Bill, 4.51%, 2/25/2025
(b)
1,500,000 1,496,104
United States Treasury Bill, 4.52%, 3/18/2025
(b)
1,000,000 994,954
United States Treasury Bill, 4.40%, 4/8/2025
(b)
2,000,000 1,985,084
United States Treasury Bill, 4.29%, 5/6/2025
(b)
3,000,000 2,967,871
United States Treasury Bill, 4.33%, 5/22/2025
(b)
3,000,000 2,962,380
United States Treasury Bill, 4.29%, 6/5/2025
(b)
289,000 284,911
United States Treasury Bill, 4.30%, 7/31/2025
(b)
4,000,000 3,917,823
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $18,600,797) 18,604,402
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED PUT OPTIONS — 0.11%
S&P 500 Index 20 $ 12,081,060 $ 4,400.00
February
2025 2,300
S&P 500 Index 1 604,053 4,650.00
February
2025 152
S&P 500 Index 22 13,289,166 4,900.00
February
2025 4,620
S&P 500 Index 10 6,040,530 4,950.00
February
2025 2,250
S&P 500 Index 8 4,832,424 5,650.00
February
2025 7,120
S&P 500 Index 6 3,624,318 5,600.00
March
2025 15,810
S&P 500 Index 12 7,248,636 5,650.00
March
2025 36,540
S&P 500 Index 1 604,053 5,755.00
March
2025 4,185
S&P 500 Index 1 604,053 5,760.00
March
2025 4,255
TOTAL PURCHASED PUT OPTIONS
    (Cost 83,553) 77,232

Hull Tactical US ETF
Schedule of Investments (continued)
January 31, 2025 (Unaudited)
ETF - Exchange Traded Fund
SPDR - Standard & Poor's Depositary Receipts
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED CALL OPTIONS — 0.17%
S&P 500 Index 10 $ 6,040,530 $ 6,250.00
February
2025 $ 7,450
S&P 500 Index 18 10,872,954 6,250.00
March
2025 60,840
S&P 500 Index 10 6,040,530 6,300.00
March
2025 22,200
S&P 500 Index 14 8,456,742 6,350.00
March
2025 19,670
S&P 500 Index 12 7,248,636 6,350.00
March
2025 16,860
S&P 500 Index 1 604,053 6,390.00
March
2025 960
S&P 500 Index 2 1,208,106 6,420.00
March
2025 1,440
S&P 500 Index 1 604,053 6,425.00
March
2025 680
S&P 500 Index 2 1,208,106 6,440.00
March
2025 1,180
TOTAL PURCHASED CALL OPTIONS
    (Cost 173,454) 131,280
Total Investments — 68.99%
    (Cost $45,146,148) 50,555,848
Other Assets in Excess of Liabilities  —  31.01% 22,720,609
Net Assets — 100.00% $ 73,276,457
(a) Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of January 31, 2025 the percentage of net assets invested in SPDR S&P 500 ETF Trust was 37.90% of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.
(b) Securities, or a portion thereof, have been pledged as collateral on open future contracts and/or written option contracts. The total collateral pledged is $39,360,606.
(c) The rate shown represents effective yield at time of purchase.
(d) Non-income producing security.

Hull Tactical US ETF
Schedule of Open Written Option Contracts
January 31, 2025 (Unaudited)
Description
Number of
Contracts
Notional
Amount Exercise Price Expiration Date Fair Value
Written Call Options (0.06)%
S&P 500 Index (14) $ (8,456,742) $ 6,135.00 January 2025 $ –
S&P 500 Index (12) (7,248,636) 6,250.00 March 2025 (40,560)
S&P 500 Index (2) (1,208,106) 6,375.00 March 2025 (2,230)
S&P 500 Index (2) (1,208,106) 6,380.00 March 2025 (2,130)
S&P 500 Index (2) (1,208,106) 6,410.00 March 2025 (1,580)
S&P 500 Index (1) (604,053) 6,460.00 March 2025 (485)
S&P 500 Mini Index (10) (604,050) 613.00 January 2025 (10)
Total Written Call Options (Premiums Received $72,9 50 ) $ (46,995)
Written Put Options (0.33)%
S&P 500 Index (14) (8,456,742) 6,055.00 January 2025 (23,310)
S&P 500 Index (8) (4,832,424) 5,650.00 February 2025 (7,120)
S&P 500 Index (8) (4,832,424) 5,850.00 February 2025 (19,600)
S&P 500 Index (6) (3624,318) 5,600.00 March 2025 (15,810)
S&P 500 Index (12) (7,248,636) 5,650.00 March 2025 (36,540)
S&P 500 Index (1) (604,053) 5,715.00 March 2025 (3,695)
S&P 500 Index (1) (604,053) 5,720.00 March 2025 (3,750)
S&P 500 Index (4) (2,416,212) 5,750.00 March 2025 (16,560)
S&P 500 Index (22) (13,289,166) 5,800.00 March 2025 (107,03 0 )
S&P 500 Index (1) (604,053) 5,850.00 March 2025 (5,695)
Total Written Put Options (Premiums Received $260,423) $ (239,11 0 )
Total Written Options (Premiums Received $333,373) $ (286,10 5 )

Hull Tactical US ETF
Schedule of Futures Contracts
January 31, 2025 (Unaudited)
LONG
CONTRACTS Contracts Expiration Date Notional Value
(a)
Value
Value and
Unrealized
Appreciation
(Depreciation)
Cboe Volatility
Index Future 130 April 2025 $ 2,410,209 $ 2,381,496 $ (28,713)
Cboe Volatility
Index Future 36 May 2025 657,086 668,646 11,560
E-mini S&P 500
Future 128 March 2025 38,800,576 38,830,400 29,824
Total Long Futures $ 12,671
SHORT
CONTRACTS Contracts Expiration Date Notional Value
(a)
Value
Value and
Unrealized
Appreciation
(Depreciation)
Cboe Volatility
Index Future (68) February 2025 $ (1,206,828) $ (1,180,385) $ 26,443
Cboe Volatility
Index Future (43) March 2025 (752,688) (773,398) (20,710)
Total Short Futures $ 5,733
(a) In accordance with §210.12-13A, the notional amount should be the current notional amount at the close of the period.